Property and Equipment, Net (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Buildings (10 year useful life)		$ 121,939	$ 0
less: accumulated depreciation	(15,242)	(12,194)
Total	811,350	735,220	617,924
Successor [Member]
less: accumulated depreciation		(12,194)
Total		735,220
Successor [Member] | Building [Member]
Construction in Progress, Gross		0
Successor [Member] | Machinery and Equipment [Member]
Construction in Progress, Gross		625,475
Predecessor [Member]
less: accumulated depreciation			0
Total			617,924
Predecessor [Member] | Building [Member]
Construction in Progress, Gross			121,939
Predecessor [Member] | Machinery and Equipment [Member]
Construction in Progress, Gross			$ 495,985